UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Blavin & Company, Inc.
Address: 7025 North Scottsdale Road
         Suite 230
         Scottsdale, AZ  85253

13F File Number:  28-05875

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Spalter
Title:     President
Phone:     480.368.1513

Signature, Place, and Date of Signing:

     Michael H. Spalter     Scottsdale, AZ     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $1,779,462 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY ENERGY INC           COM              017361106   199739  3955236 SH       SOLE                  3955236
AUTOLIV INC                    COM              052800109   204022  4064185 SH       SOLE                  4064185
CBS CORP NEW                   CL B             124857202   110400  5000000 SH  CALL SOLE                  5000000
CBS CORP NEW                   CL B             124857202   242645 10989377 SH       SOLE                 10989377
MCGRAW HILL COS INC            COM              580645109   129325  3500000 SH  CALL SOLE                  3500000
MCGRAW HILL COS INC            COM              580645109   367701  9951300 SH       SOLE                  9951300
MOHAWK INDS INC                COM              608190104   255718  3570980 SH       SOLE                  3570980
MOODYS CORP                    COM              615369105    11727   336700 SH       SOLE                   336700
TRANSOCEAN INC NEW             SHS              G90073100     7567    55968 SH       SOLE                    55968
WELLS FARGO & CO NEW           COM              949746101   250618  8612300 SH  CALL SOLE                  8612300